UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21053

Name of Fund: BlackRock Virginia Municipal Bond Trust (BHV)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Virginia Municipal Bond Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2008

Date of reporting period: 09/01/2008 – 11/30/2008

Item 1 – Schedule of Investments

BlackRock Virginia Municipal Bond Trust
Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
District of Columbia - 6.6%	Metropolitan Washington Airports Authority, D.C., Airport
	System Revenue Bonds, AMT, Series A, 5.25%,
	10/01/32 (a)(b)	$1,500	$1,142,475
	Metropolitan Washington Airports Authority, D.C., Airport
	System Revenue Bonds, AMT, Series B, 5%, 10/01/34 (c)	250	181,520
			1,323,995
Virginia - 147.4%	Arlington County, Virginia, IDA, Hospital Facilities
	Revenue Bonds (Virginia Hospital Center - Arlington
	Health System), 5.25%, 7/01/11 (d)	2,150	2,334,019
	Celebrate North Community Development Authority,
	Virginia, Special Assessment Revenue Bonds, Series B,
	6.75%, 3/01/34	1,500	1,170,780
	Chesterfield County, Virginia, EDA, Solid Waste and
	Sewer Disposal Revenue Bonds (Virginia Electric Power
	Company), AMT, Series A, 5.60%, 11/01/31	500	353,560
	Danville, Virginia, IDA, Hospital Revenue Refunding Bonds
	(Danville Regional Medical Center), 5.25%,
	10/01/28 (e)(f)	1,500	1,529,730
	Dulles Town Center, Virginia, Community Development
	Authority, Special Assessment Tax (Dulles Town Center
	Project), 6.25%, 3/01/26	970	794,498
	Fairfax County, Virginia, EDA, Residential Care
	Facilities, Mortgage Revenue Refunding Bonds
	(Goodwin House, Inc.), 5.125%, 10/01/37	1,000	586,790
	Fairfax County, Virginia, Water Authority, Water
	Revenue Refunding Bonds, 5%, 4/01/27	1,205	1,162,837
	Hampton, Virginia, Public Improvement, GO, 5%,
	4/01/20	1,000	1,019,170
	Henrico County, Virginia, EDA, Revenue Refunding
	Bonds (Bon Secours Health System, Inc.), Series A,
	5.60%, 11/15/12 (d)	60	66,749
	Henrico County, Virginia, EDA, Revenue Refunding
	Bonds (Bon Secours Health System, Inc.), Series A,
	5.60%, 11/15/30	1,440	1,228,651
	Isle Wight County, Virginia, IDA, Environmental
	Improvement Revenue Bonds, AMT, Series A, 5.70%,
	11/01/27	1,300	813,631
	Louisa, Virginia, IDA, PCR, Refunding (Virginia Electric and
	Power Company Project), Series A, 5.375%,
	11/01/35	1,000	991,350

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the list below.

AMT	Alternative Minimum Tax (subject to)	IDA	Industrial Development Authority
EDA	Economic Development Authority	PCR	Pollution Control Revenue Bonds
GO	General Obligation Bonds	VRDN	Variable Rate Demand Notes
HDA	Housing Development Authority

BlackRock Virginia Municipal Bond Trust
Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	Norfolk, Virginia, Airport Authority Revenue Bonds,
	Series A, 5.125%, 7/01/31 (a)(b)	$1,500	$1,273,080
	Peninsula Ports Authority, Virginia, Residential Care
	Facilities, Revenue Refunding Bonds (Baptist Homes),
	Series C, 5.40%, 12/01/33	500	324,580
	Prince William County, Virginia, Lease Participation
	Certificates, 5%, 12/01/21	1,275	1,277,435
	Richmond, Virginia, Metropolitan Authority,
	Expressway Revenue Refunding Bonds, 5.25%,
	7/15/22 (a)(b)	1,250	1,202,225
	Richmond, Virginia, Public Utilities Revenue Refunding
	Bonds, 5%, 1/15/12 (c)(d)	3,000	3,237,660
	The Shops at White Oak Village Community
	Development Authority, Virginia, Special Assessment
	Revenue Bonds, 5.30%, 3/01/17	250	204,988
	Virginia College Building Authority, Educational
	Facilities Revenue Refunding Bonds (Washington and
	Lee University Project), 5.25%, 1/01/26 (b)	500	504,480
	Virginia College Building Authority, Educational
	Facilities Revenue Refunding Bonds (Washington and
	Lee University Project), 5.25%, 1/01/31 (b)	1,000	975,250
	Virginia Port Authority, Port Facilities Revenue Bonds,
	AMT, 4.75%, 7/01/31 (a)(b)	500	345,190
	Virginia Small Business Financing Authority, Hospital
	Revenue Bonds (Carilion Clinic Center Project), VRDN,
	Series B, 0.75%, 7/01/42 (g)	500	500,000
	Virginia Small Business Financing Authority, Revenue
	Refunding Bonds (Virginia State University Real Estate
	Project), VRDN, 0.75%, 7/01/30 (g)	700	700,000
	Virginia State, HDA, Commonwealth Mortgage Revenue
	Bonds, Series H, Sub-Series H-1, 5.375%,
	7/01/36 (b)	3,000	2,729,730
	Virginia State Public School Authority Revenue Bonds,
	Series B, 5.25%, 8/01/33	500	489,800
	Virginia State Resources Authority, Infrastructure
	Revenue Bonds (Pooled Financing Program), Senior
	Series B, 5%, 11/01/33	2,000	1,891,020
	Virginia State Resources Authority, Infrastructure
	Revenue Bonds (Pooled Loan Program), Series A,
	5.125%, 5/01/27	635	627,151
	Virginia State Resources Authority, Water and Sewer
	System Revenue Bonds (Frederick County Sanitation
	Authority Project), 5.20%, 10/01/10 (d)	1,000	1,061,860
			29,396,214
Multi-State - 8.3%	Charter Mac Equity Issuer Trust, 7.20%, 10/31/52 (h)(i)	1,500	1,648,185
Puerto Rico - 4.6%	Children's Trust Fund Project of Puerto Rico, Tobacco
	Settlement Revenue Refunding Bonds,
	5.375%, 5/15/33	1,285	926,254
	Total Municipal Bonds - 166.9%		33,294,648

BlackRock Virginia Municipal Bond Trust
Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
	Municipal Bonds Transferred to	Par
	Tender Option Bond Trusts (j)	(000)	Value
Virginia - 9.5%	University of Virginia, Revenue Refunding Bonds,
	5%, 6/01/40	$2,000	$1,896,840
	Total Municipal Bonds Transferred to
	Tender Option Bond Trusts - 9.5%		1,896,840
	Total Investments (Cost - $37,886,916*) - 176.4%		35,191,488
	Liabilities in Excess of Other Assets - (10.3)%		(2,058,992)
	Liability for Trust Certificates, Including Interest
	Expense and Fees Payable - (5.0)%		(1,004,683)
	Preferred Shares, at Redemption Value - (61.1)%		(12,180,332)
	Net Assets Applicable to Common Shares - 100.0%		$19,947,481

*	The cost and unrealized appreciation (depreciation) of investments as of November 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$36,902,638
Gross unrealized appreciation	$876,128
Gross unrealized depreciation	(3,587,278)
Net unrealized depreciation	$(2,711,150)

(a)	FGIC Insured.
(b)	MBIA Insured.
(c)	FSA Insured.
(d)	U.S. government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)	AMBAC Insured.
(f)	Security is collateralized by Municipal or U.S. Treasury Obligations.
(g)

Security may have a maturity of more than one year at the time of issuance, but has variable rate and demand features that qualify it as a short-term security. Rate disclosed is as of report date. Maturity shown is the final maturity date.

(h)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(i)

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to is stated maturity and is subject to mandatory redemption of maturity.

(j)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

BlackRock Virginia Municipal Bond Trust

Schedule of Investments November 30, 2008 (Unaudited)

Effective September 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

Level 1 - price quotations in active markets/exchanges for identical securities

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of November 30, 2008 in determining the fair valuation of the Trust's investments:

Valuation	Investments in
Inputs	Securities
Level 1	-
Level 2	$35,191,488
Level 3	-
Total	$35,191,488

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Virginia Municipal Bond Trust

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Virginia Municipal Bond Trust

Date: January 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Virginia Municipal Bond Trust

Date: January 20, 2009

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Virginia Municipal Bond Trust

Date: January 20, 2009